Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	May 08, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2017